Notes to the consolidated financial statements - General and administrative expenses (Details) - Operative Expenses [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes to the Consolidated Statements of Operations
Personnel	€ (113,422)	€ (99,924)	€ (94,655)
Maintenance and lease	(15,356)	(9,381)	(7,528)
Third-party services	(67,905)	(39,501)	(708,636)
Legal and other professional services	(10,160)	(10,394)	(9,230)
Amortization and depreciation	(27,229)	(26,641)	(17,232)
Other	(8,170)	(17,064)	(14,415)
Total	(335,760)	(353,539)	(1,156,247)
General and administrative expenses
Notes to the Consolidated Statements of Operations
Personnel	(28,996)	(36,765)	(37,393)
Maintenance and lease	(5,353)	(5,853)	(4,306)
Third-party services	(29,920)	(27,669)	(28,875)
Legal and other professional services	(10,160)	(10,394)	(9,230)
Amortization and depreciation	(13,821)	(11,360)	(8,895)
Other	(3,508)	(12,137)	(11,703)
Total	€ (91,758)	€ (104,178)	€ (100,402)